PGIM TIPS Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.4%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/27	2,955	$2,904,221
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	6,756	6,439,041
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/30	183	173,939
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	3,286	3,081,930
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/32	2,822	2,596,133
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	610	344,292
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/52	52	28,956
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	07/15/29	272	263,554
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	989	594,608
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	13	13,267
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	5,195	5,116,657
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/32	563	532,548
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	1,268	972,819
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	1,505	1,202,661
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	702	529,752
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	4,292	4,246,067
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	195	145,635
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	916	715,165
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	480	363,846
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	579	433,053
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/33	3,002	2,907,438
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	04/15/28	1,096	1,096,301
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	1,344	1,323,301
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	931	804,177
U.S. Treasury Inflation Indexed Bonds, TIPS	1.500	02/15/53	3,041	2,468,529
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625	04/15/30	2,300	2,328,933
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	2,389	2,418,198
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/34	3,863	3,880,230
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/34	1,714	1,739,358
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/35	1,337	1,348,831
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	01/15/35	3,634	3,741,413
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	67	68,210
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	362	363,515
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/54	26	24,700
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	2,410	2,440,923
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	3,033	3,155,180
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	79	85,712
U.S. Treasury Notes	3.875	04/30/30	730	735,703

Total Long-Term Investments (cost $61,287,402)				61,628,796

	Shares
Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $637,782)(wb)	637,782	637,782

TOTAL INVESTMENTS 99.4% (cost $61,925,184)		62,266,578
Other assets in excess of liabilities 0.6%		384,265

Net Assets 100.0%		$62,650,843

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM TIPS Fund

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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